SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Payables And Accrued Liabilities
Accrued expenses	$ 274,303	$ 254,474	$ 351,036
Other payable	1,833	381,879	57,503
Receipt in advance	734,018	514,903	178,056
Total	$ 1,010,154	$ 1,151,256	$ 586,595